Operating segments - Summary of Reconciliation of Profit Loss (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure Of Detailed Information Of Reconciliation Of Profit Loss [Line Items]
Profit for the year / period	£ 12.8	[1]		£ 4.4	£ 12.5	[1]	£ 44.4	[1]
Tax	2.8	[1]	£ (0.1)	0.3	(4.2)	[1]	11.2	[1]
Finance income	(0.2)			(0.3)	(0.7)		(0.6)
Finance costs	1.9			2.7	2.8		0.3
Operating profit	17.3	[1]		7.1	10.4	[1]	55.3	[1]
Exceptional items, share-based payments and amortization of acquisition intangibles	17.8			53.3	43.6		34.9
Adjusted operating profit for the year / period	£ 35.1			£ 60.4	£ 54.0		£ 90.2

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.